Debt (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of long term debt [abstract]
Summary Of Detailed Information About Borrowings

Security	Issuer	Guarantors	Principal amount outstanding U.S.$

6.875% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	901,836

6.700% Notes due 2032	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	6,779,842

Security	Issuer	Guarantors	Principal amount outstanding U.S.$

8.750% Notes due 2029	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,984,688

Summary of Long-term Debt
As of December 31, 2022 and 2021, debt was as follows:

			2022
	Rate of interest (1)	Maturity	Pesos		Foreign currency
U.S. dollars
Bonds	Fixed from 2.29% to 9.50%, SOFR plus 2.20% to 3.00% and LIBOR plus 0.35% to 0.43%	Various to 2060	1,164,663,984		U.S.$	59,990,007
Project financing	Fixed from 2.96% and LIBOR plus 0.45% to 1.38%	Various to 2031	21,706,959		1,118,091
Direct loans	Fixed from 5.25%, LIBOR plus 1.75% to 3.50%	Various to 2031	58,490,408		3,012,749
Syndicated loans	LIBOR plus 2.35%	Various to 2024	48,535,750		2,500,000
Bank loans	Fixed at 3.50% and LIBOR plus 1.19% and 1.25%	2023	66,239		3,412
Revolving credit lines	SOFR plus 3.00%, LIBOR plus 3.58% and 3.75% and Fed effective plus 1.55%	2023	151,646,707		7,811,083
Financing of Infrastructure asset	Fixed from 5.40% and 8.40%	Various to 2036	23,896,275		1,230,859
Plus Factoring	SOFR plus 3.15%	2023	2,030,718		104,599
Total financing in U.S. dollars			1,471,037,040		U.S.$	75,770,800
Euros
Bonds	Fixed from 2.75% to 5.50% EURIBOR plus 2.40%	Various to 2030	192,131,988			€9,278,018
Direct loans	Fixed at 5.11%	Various to 2023	10,354,150		500,000
Total financing in Euros			202,486,138			€9,778,018
Japanese yen
Bonds	Fixed from 0.54% to 3.50%	Various to 2026	16,157,618			¥109,915,769
Pesos
Certificados bursátiles	TIIE plus 1.00% and fixed from 7.19% to 7.47%	Various to 2026	93,536,610
Direct loans	Fixed from 6.55% and TIIE plus 0.85% to 3.65%	Various to 2029	56,802,606
Plus Factoring	TIIE plus 2.55% to 2.80% and CETES plus 1.60% to 2.50%	2023	16,416,368
Syndicated loans	TIIE plus 0.95%	Various to 2025	10,200,000
Revolving credit lines	TIIE plus 1.50% to 3.50%	Various to 2023	29,500,000
Monetization of Mexican Government Bonds	Fixed from 9.08200%	Various to 2024	99,739,938
Total financing in pesos			306,195,522
UDIs
Certificados bursátiles	Fixed from 3.02% to 5.23%	Various to 2035	38,085,401
Other currencies
Bonds	Fixed from 1.75% and 3.75%	Various to 2025	18,138,980
Total principal in pesos (2)			2,052,100,699
Plus:
Accrued interest			39,363,297
Notes payable to contractors (3)			—
Total principal and interest			2,091,463,996
Less:
Short-term maturities			426,584,386
Current portion of notes payable to contractors (3)			—
Accrued interest			39,363,297
Total short-term debt and current portion of long-term debt			465,947,683
Long-term debt			Ps.	1,625,516,313

			2021
	Rate of interest (1)	Maturity	Pesos		Foreign currency
U.S. dollars
Bonds	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Various to 2060	Ps.	1,242,945,106	U.S.$	60,385,508
Project financing	LIBOR plus 0.28% to 1.75%	Various to 2031	33,596,532		1,632,207
Direct loans	Fixed from 5.25% and LIBOR plus 1.07% to 3.50%	Various to 2031	60,802,906		2,953,963
Syndicated loans	LIBOR plus 2.35%	Various to 2024	51,458,750		2,500,000
Bank loans	Fixed at 3.50% and LIBOR plus 1.19% and 1.25%	Various to 2023	407,929		19,818
Revolving credit lines	LIBOR plus 2.0% to 3.75% and Fed effective plus 1.30%	2022	160,379,535		7,791,655
Financing of Infrastructure asset	Fixed from 5.40% and 8.40%	Various to 2036	27,232,062		1,323,004
Total financing in U.S. dollars			1,576,822,820		U.S.$	76,606,155
Euros
Bonds	Fixed from 1.875% to 5.50% EURIBOR plus 2.40%	Various to 2030	254,527,144			€10,873,232
Direct loans	Fixed at 5.11%	Various to 2023	11,704,300		500,000
Total financing in Euros			266,231,444			€11,373,232
Japanese yen
Bonds	Fixed from 0.54% to 3.5%	Various to 2026	19,663,527			¥109,913,510
Pesos
Certificados bursátiles	TIIE plus 1.00% and Fixed from 7.19% to 7.47%	Various to 2026	93,428,071
Direct loans	Fixed from 6.55% and TIIE plus 0.85% to 5.24%	Various to 2029	34,420,635
Plus Factoring	TIIE plus 2.37% to 3.32%	2022	20,003,268
Syndicated loans	TIIE plus 0.95%	Various to 2025	15,000,000
Revolving credit lines	TIIE plus 1.50% and 2.90%	Various to 2022	37,000,000
Monetization of Mexican Government Bonds	Fixed at 8.56275%	Various to 2023	83,401,120
Total financing in pesos			283,253,094
UDIs
Certificados bursátiles	Fixed from 3.02% to 5.23%	Various to 2035	35,454,689
Other currencies
Bonds	Fixed from 1.75% to 8.25%	Various to 2025	30,503,050
Total principal in pesos (2)			2,211,928,624
Plus:
Accrued interest			37,338,471
Notes payable to contractors(3)			428,799
Total principal and interest			2,249,695,894
Less:
Short-term maturities			454,516,343
Current portion of notes payable to contractors (3)			428,799
Accrued interest			37,338,471
Total short-term debt and current portion of long-term debt			492,283,613
Long-term debt			Ps.	1,757,412,281

Summary of Changes in Consolidated Debt
The following table presents the roll-forward of total debt of PEMEX for each of the year ended December 31, 2022 and 2021, which includes short and long-term debt:

	2022 (1)		2021 (1)
Changes in total debt:
At the beginning of the year	Ps.	2,249,695,894	Ps.	2,258,727,317
Loans obtained - financing institutions (2)	1,064,179,416		1,652,151,747
Debt payments	(1,107,159,280)		(1,707,581,580)
Accrued interest (3)(4)	160,020,297		162,903,771
Interest paid	(154,017,189)		(157,256,625)
Foreign exchange	(121,255,142)		40,751,264
At the end of the year	Ps.	2,091,463,996	Ps.	2,249,695,894
(1)These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as, Multiple Services Contracts), which do not generate cash flows.
(2)Petróleos Mexicanos implemented a factoring scheme to support its suppliers. Amounts for 2021 totaled Ps. 15,934,904, which did not represent cash flows.
(3)During 2022, includes Ps. 379,045 of premiums and awards amortizations; Ps. (355,978) of fees and expenses related to the issuance of debt and amortized cost of Ps. 3,827,232.
(4)During 2021, includes Ps. 3,290,673 of premiums and awards amortizations; Ps. (2,835,359) of fees and expenses related to the issuance of debt and amortized cost of Ps. 6,226,947.

Summary of Maturities of Long Term Debt Principal Outstanding and Accrued Interest

	2023		2024	2025	2026	2027	2028 and thereafter	Total
Maturity of the total principal outstanding and accrued interest as of December 31, 2022, for each of the years ending December 31.	Ps.	465,947,683	250,055,685	92,786,910	165,272,035	146,108,988	971,292,695	Ps.	2,091,463,996

Summary of Notes Payable to Contractors	The total amounts of notes payable to contractors as of December 31, 2022 and 2021, current and long-term, are as follows:

	2021
Total notes payable to contractors (1)(2)	Ps.	428,799
Less: current portion of notes payable to contractors	428,799
Notes payable to contractors (long-term)	Ps.	—
(1)PEMEX entered into FPWCs pursuant to which the hydrocarbons and construction in progress are property of Pemex Exploration and Production. Pursuant to the FPWC, the contractors manage the work in progress, classified as development, infrastructure and maintenance. As of December 31, 2021, PEMEX had no outstanding amount payable, as the agreement reached its maturity.
(2)During 2007, Pemex Exploration and Production contracted for the purchase of a Floating Production Storage and Offloading (“FPSO”) vessel. The investment in the vessel totaled U.S.$723,575. As of December 31, 2022 there was no outstanding amount and as of December 31, 2021, the outstanding balance owed to the contractor was Ps. 445,299 (U.S.$21,437).
Summary of Foreign Currency Translation	As of December 31, 2022 and 2021, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	2022	2021
U.S. dollar	19.4143	20.5835
Japanese yen	0.1470	0.1789
Pounds sterling	23.3496	27.8834
Euro	20.7083	23.4086
Swiss francs	20.9791	22.5924